Cost of Revenue	12 Months Ended
Dec. 31, 2021
Disclosure of cost of sales [text block] [Abstract]
COST OF REVENUE
9.	COST OF REVENUE

Cost of revenue for our cross-board business comprise the cost of products purchased and surcharges on purchase cost. Cost of revenue for our travel services comprise the cost of air-tickets brought from airline or the cost of services provided from local travel firms or persons.

Cost of sales for our retail and wholesale of garment business comprises of purchasing materials, labor costs for personnel employed in production, depreciation of non-current assets used for production purpose, outsourced manufacturing cost, taxes and surcharges, and water and electricity.

The following table shows a breakdown of cost of sales of all business for the periods presented for each category:

	Year ended December 31,
	2021	2020	2019
Changes in inventories of finished goods and work in progress	83,112	114,905	76,800
Materials consumed in production	1,559,520	2,343,747	43,443
Purchases of finished goods	3,163,622	2,755,152	7,053,841
Labor	-	460,394	2,887,199
Depreciation	-	32,405	142,278
Rental	-	-	-
Outsourced manufacturing cost	1,299,947	1,751,272	-
Outsourced service cost	51,276,130	848,362	-
Taxes and surcharges *	32,488	22,202	130,728
Water and electricity	-	30,528	63,969
Inventory provision	(14,016)	(42,884)	42,919
Others	-	681	237,561
Foreign currency translation difference	21,011	60,967	35,781
	57,421,814	8,377,731	10,714,519

*	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).